Commitments and Contingencies Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Loss Contingency, Damages Awarded, Value	$ 0.9
Bond Payment	$ 0.5